                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Mohnish Pabrai
Address: 114 Pacifica
         Suite 240
         Irvine, CA 92618-3321

Form 13F File Number: 028-11257

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Nadim A. Kazi
Title: Attorney-In-Fact for Mohnish Pabrai
Phone: (312) 876-7990

Signature, Place, and Date of Signing:


/s/ Nadim A. Kazi                     Chicago, IL              February 12, 2010
----------------------------
Nadim A. Kazi

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:        17

Form I3F Information Table Value Total:  $320,587 (thousands)

List of Other Included Managers:            NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

        COLUMN 1            COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5      COLUMN 6  COLUMN 7       COLUMN 8
------------------------- ----------- ----------- -------- ------------------ ---------- -------- ------------------------
                            TITLE OF                VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING    AUTHORITY
     NAME OF ISSUER          CLASS       CUSIP    (X$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE       SHARED  NONE
------------------------- ----------- ----------- -------- --------- --- ---- ---------- -------- --------- --------- ----
Air Transport Services
   Group, Inc.            COM         00922R105   14,240   5,393,962  SH          Sole     None   5,393,962
Berkshire Hathaway        B           084670 20 7 21,024   6,398      SH          Sole     None   6,398
Brookfield Properties     COM         112900 10 5 28,594   2,359,267  SH          Sole     None   2,359,267
Capital Source Inc.       COM         14055X 10 2 11,188   2,818,141  SH          Sole     None   2,818,141
Cresud S A C I F Y A      SPON ADR    226406106   24,776   1,719,377  SH          Sole     None   1,719,377
Fairfax Finl Hldngs Ltd   SUB VTG     303901 10 2 28,274   80,611     SH          Sole     None   80,611
Goldman Sachs Group Inc.  COM         38141GDG6   18,718   110,864    SH          Sole     None   110,864
Harvest Nat Res Inc.      COM         41754V 10 3 29,606   5,596,529  SH          Sole     None   5,596,529
Horsehead Hldg Corp.      COM         440694305   17,321   1,358,498  SH          Sole     None   1,358,498
Interactive Brokers Group CLASS A COM 45841N107   1,668    94,104     SH          Sole     None   94,104
Leucadia National Corp.   COM         527288104   18,820   791,074    SH          Sole     None   791,074
Pinnacle Airlines Corp.   COM         723443107   13,814   2,007,902  SH          Sole     None   2,007,902
Pinnacle Airlines Corp.   COM         723443107   3        68,800     SH Call     Sole     None   68,800
Potash Corp.              COM         73755L107   36,724   338,473    SH          Sole     None   338,473
Teck Cominco              CL B        878742204   35,197   1,006,501  SH          Sole     None   1,006,501
Terex Corp                COM         880779 10 3 10,515   530,776    SH          Sole     Non    530,776
Wells Fargo & Co.         COM         949746101   10,105   374,415    SH          Sole     None   374,415

                                POWER OF ATTORNEY

          Know all by these presents, that the undersigned hereby constitutes and appoints Nadim A. Kazi the undersigned's true and lawful attorney-in-fact to:

          (1) prepare, execute in the undersigned's name and on the undersigned's behalf, and submit to the U.S. Securities and Exchange Commission (the "SEC") a Form ID, including amendments thereto, and any other documents necessary or appropriate to obtain codes and passwords enabling the undersigned to make electronic filings with the SEC of reports required by Section 16(a) of the Securities Exchange Act of 1934 or any rule or regulation of the SEC;

          (2) execute for and on behalf of the undersigned, filings and any amendments thereto in accordance with Sections 13(d), 13(g), 13(f) and 16(a) of the Securities Exchange Act of 1934 and the rules thereunder, in the undersigned's capacity as (i) chief executive officer and managing member of Dalal Street, LLC, which is (a) the general partner of The Pabrai Investment Fund II, L.P. and The Pabrai Investment Fund IV, L.P., and (b) the sole investment manager of Pabrai Investment Fund 3, Ltd., (ii) the president of Pabrai Investment Fund 3, Ltd., and (iii) husband and advisor to his wife, Ms. Harina Kapoor (collectively, the "Reporting Person");

          (3) do and perform any and all acts for and on behalf of the undersigned which may be necessary or desirable to complete and execute any such filings and any amendments thereto, and timely file such form with the SEC and any stock exchange or similar authority; and

          (4) take any other action of any type whatsoever in connection with the foregoing which, in the opinion of such attorney-in-fact, may be of benefit to, in the best interest of, or legally required by, the undersigned, it being understood that the documents executed by such attorney-in-fact on behalf of the undersigned pursuant to this Power of Attorney shall be in such form and shall contain such terms and conditions as such attorney-in-fact may approve in such attorney-in-fact's discretion.

          The undersigned hereby grants to such attorney-in-fact full power and authority to do and perform any and every act and thing whatsoever requisite, necessary, or proper to be done in the exercise of any of the rights and powers herein granted, as fully to all intents and purposes as the undersigned might or could do if personally present, with full power of substitution or revocation, hereby ratifying and confirming all that such attorney-in-fact, or such attorney-in-fact's substitute or substitutes, shall lawfully do or cause to be done by virtue of this power of attorney and the rights and powers herein granted. The undersigned acknowledges that the foregoing attorney-in-fact, in serving in such capacity at the request of the undersigned, is not assuming, nor is the Reporting Person assuming, any of the undersigned's responsibilities to comply with Section 16 of the Securities Exchange Act of 1934.

          This Power of Attorney shall remain in full force and effect until revoked by the undersigned in a signed writing delivered to the foregoing attorney-in-fact.

          IN WITNESS WHEREOF, the undersigned has caused this Power of Attorney to be executed as of this 15th day of May, 2008.


By: /S/ MOHNISH PABRAI
    ------------------------------------
    Mohnish Pabrai